                                 Filed with the Securities and Exchange Commission on April 17, 2009

                                                  1933 Act Registration No. 333-144639

                                                  1940 Act Registration No. 811-07325

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                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                               FORM N-4

                                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                         Post-Effective No. 16
                                                                  and
                                    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                           Amendment No. 96

                                                      PRUCO LIFE FLEXIBLE PREMIUM
                                                       VARIABLE ANNUITY ACCOUNT
                                                      (Exact Name of Registrant)

                                                     PRUCO LIFE INSURANCE COMPANY
                                                          (Name of Depositor)

                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                            (973) 802-7333
                               (Address and Telephone Number of Depositor's Principal Executive Offices)

                                                           JOSEPH D. EMANUEL
                                                          CHIEF LEGAL OFFICER
                                            PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                                 One Corporate Drive, Shelton, CT 06484
                                                (Name and Address of Agent for Service)

                                                              Copies To:
                                                        C. CHRISTOPHER SPRAGUE
                                                   Vice President, Corporate Counsel
                                              The Prudential Insurance Company of America
                                                         751 Broad Street
                                                     Newark, New Jersey 07102-3714
                                                            (973) 802-6997

                                             Approximate date of proposed public offering:
                                            As soon as practicable after the effective date
                                                    of the Registration Statement.

                           It is proposed that this filing become effective:  (check appropriate space)
                                     immediately upon filing pursuant to paragraph (b) of Rule 485
                                     X  on  April 30, 2009 pursuant to paragraph (b) of Rule 485
                                     60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                      on                         pursuant to paragraph (a) (i) of Rule 485
                                     75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                      on                           pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                     X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                 Title of Securities Being Registered:
                                          Interests in Individual Variable Annuity Contracts

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                                                                 Note:

         This Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of delaying, until April 30, 2009, the effectiveness of Post-Effective Amendment No. 15, which was filed on February 17, 2009 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act.  This Post-Effective Amendment No. 16 incorporates by reference the information contained in Parts A, B and C of Post-Effective No. 15.

                                                              SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this
Registration Statement to be signed on its behalf, on this 17th day of April 2009.

                                         PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                                              Registrant

                                                   By: Pruco Life Insurance Company

Attest: /s/Thomas C. Castano                         /s/Scott D. Kaplan
Thomas C. Castano                                    Scott D. Kaplan
Chief Legal Officer and Secretary                    President and Chief Executive
                                                     Officer

                                                              SIGNATURES

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities
and
on the date indicated.

                                                          Signature and Title

         *
JAMES J. AVERY JR.
VICE CHAIRMAN AND DIRECTOR                              Date: April 17, 2009

         *
SCOTT D. KAPLAN
DIRECTOR

         *
TUCKER I. MARR
CHIEF ACCOUNTING OFFICER

         *
BERNARD J. JACOB
DIRECTOR

         *
HELEN M. GALT
DIRECTOR

         *
SCOTT G. SLEYSTER
DIRECTOR

         *
STEPHEN PELLETIER
DIRECTOR

*By: /s/ Thomas C. Castano
THOMAS C. CASTANO
CORPORATE COUNSEL